Voyage and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2024
Voyage and Vessel Operating Expenses [Abstract]
Voyage and Vessel Operating Expenses
11.	Voyage and Vessel Operating Expenses:

The amounts in the consolidated statements of comprehensive income are as follows:

Voyage Expenses	Year Ended December 31,
	2022	2023	2024
Bunkers	80	20	380
Commissions (including $1,008, $1,037 and $1,040 respectively, to related party)	1,568	1,589	1,628
Total	1,648	1,609	2,008

Vessel Operating Expenses	Year Ended December 31,
	2022	2023	2024
Crew wages and related costs	11,881	11,898	11,965
Insurance	1,577	1,670	1,578
Repairs and maintenance (including $37, $42 and $46 respectively, to related party)	1,592	1,138	1,566
Spares and consumable stores	3,339	3,538	3,685
Registration and taxes (Note 13)	239	283	292
Total	18,628	18,527	19,086